RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees Brandcom Sdn Bhd
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming

SCHEDULE OF DUE FROM A RELATED PARTY

Due from related parties consisted of the following:

Name	September 30, 2023	September 30, 2022
VE Services	$-	$1,473
Chan Foong Ming	1,094	-
Chan Chee Hong	45,000	-
Infinity Elements Sdn Bhd	66,187	-

Total	$112,281	$1,473

SCHEDULE OF DUE TO RELATED PARTIES

Due to related parties consisted of the following:

Name	September 30, 2023	September 30, 2022
Bizguide Corporate Service Sdn Bhd	$1,892	$1,763
KH Advisory Sdn Bhd	937	5,598
180 Degrees Strategic Communications Sdn Bhd	132,774	-
181 Degree Holding Sdn Bhd	5,965	-
Chan Chee Hong	105,268	-
Total	$246,836	$7,361